December 16, 2020

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the “Registrant”)
 on behalf of the following series and class:

 T. Rowe Price U.S. Large-Cap Core Fund

 T. Rowe Price U.S. Large-Cap Core Fund—I Class (collectively the “Acquiring Funds”)

 File No.: 333-249963

Dear Mr. Sutcliffe:

On behalf of the Acquiring Fund, we are hereby filing Pre-Effective Amendment No. 1 to the Registrants Registration Statement on Form N-14 (the “Registration Statement”) under Section 8 (a) of the Securities Act of 1933.

The Registration Statement reflects changes in response to your comments on the previous filing and certain other non-material changes.

If you have any questions about this filing, please email me at vicki.booth@troweprice.com.

Sincerely,

/s/Vicki S. Booth
Vicki S. Booth, Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.